LONG-TERM BORROWINGS (Tables)	12 Months Ended
Jun. 30, 2026
Debt Disclosure [Abstract]
SCHEDULE OF LONG TERM BORROWINGS

Long-term borrowings consisted of the following:

	Annual Interest	Maturity	Guarantee	As of June 30,
	Rate	Date	Information	2026	2025
Bank of Jiangsu (i)	2.60%	June 30, 2027	Mr. Chuanbo Jiang	$294,764	$-
Bank of China Limited (ii)	2.40%	From November 21, 2026 to May 21, 2027	Zhongshan Co and Mr. Chuanbo Jiang	14,738	-
Bank of China Limited (iii)	2.55%	From November 21, 2026 to May 21, 2027	YLAN and Mr. Chuanbo Jiang and Jiangsu Science and Technology Financing Guarantee Co., Ltd.	14,738	-
Total current portion				$324,240	$-
Bank of China Limited (ii)	2.40%	From November 21, 2027 to June 29, 2028	Zhongshan Co and Mr. Chuanbo Jiang	$722,171	$-
Bank of China Limited (iii)	2.55%	From November 21, 2027 to May 28, 2029	YLAN and Mr. Chuanbo Jiang and Jiangsu Science and Technology Financing Guarantee Co., Ltd.	722,171	-
Bank of Jiangsu (i)	From 2.60% to 3.75%	July 1, 2027	Mr. Chuanbo Jiang	147,381	418,784
Total non-current portion				$1,591,723	$418,784
Total				$1,915,963	$418,784

SCHEDULE OF REPAYMENT OF LONG TERM BORROWINGS	The repayment schedule for the principal of the Company’s long-term borrowings is as follows:
For the fiscal years ended June 30,	Amount
2027	$324,240
2028	884,290
2029	707,433
Total	$1,915,963